Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.1%
70,747	Vanguard S&P 500 ETF	$27,902,617	2.0
1,436,395	Xtrackers USD High Yield Corporate Bond ETF	57,570,711	4.1

	Total Exchange-Traded Funds
	(Cost $81,650,721)	85,473,328	6.1

MUTUAL FUNDS: 93.9%
	Affiliated Investment Companies: 93.9%
8,355,757	Voya Emerging Markets Index Portfolio - Class P2	114,056,089	8.1
21,385,316	Voya International Index Portfolio - Class P2	253,202,146	17.9
6,074,169	Voya Russell Mid Cap Index Portfolio - Class P2	84,066,495	5.9
3,984,262	Voya Russell Small Cap Index Portfolio - Class P2	69,963,638	5.0
22,713,472	Voya U.S. Bond Index Portfolio - Class P2	245,532,634	17.4
27,959,801	Voya U.S. Stock Index Portfolio - Class P2	560,314,414	39.6

	Total Mutual Funds
	(Cost $1,182,944,245)	1,327,135,416	93.9

	Total Investments in Securities (Cost $1,264,594,966)	$1,412,608,744	100.0
	Assets in Excess of Other Liabilities	576,253	0.0
	Net Assets	$1,413,184,997	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$85,473,328	$–	$–	$85,473,328
Mutual Funds	1,327,135,416	–	–	1,327,135,416
Total Investments, at fair value	$1,412,608,744	$–	$–	$1,412,608,744

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$115,625,379	$49,571,024	$(39,543,724)	$(11,596,590)	$114,056,089	$1,355,703	$8,810,368	$-
Voya International Index Portfolio - Class P2	226,657,508	27,867,611	(11,655,043)	10,332,070	253,202,146	5,048,509	2,344,364	-
Voya Russell Mid Cap Index Portfolio - Class P2	50,680,655	39,838,118	(6,620,628)	168,350	84,066,495	831,909	(811,792)	7,323,280
Voya Russell Small Cap Index Portfolio - Class P2	52,450,509	35,747,558	(17,253,111)	(981,318)	69,963,638	542,948	7,246,530	-
Voya U.S. Bond Index Portfolio - Class P2	171,068,994	96,592,115	(12,327,273)	(9,801,202)	245,532,634	3,989,676	1,043,708	2,745,911
Voya U.S. Stock Index Portfolio - Class P2	563,522,769	123,903,254	(119,258,559)	(7,853,050)	560,314,414	-	38,563,163	50,215,008
	$1,180,005,814	$373,519,680	$(206,658,338)	$(19,731,740)	$1,327,135,416	$11,768,745	$57,196,341	$60,284,199

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,271,765,730.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$145,362,830
Gross Unrealized Depreciation	(4,519,816)
Net Unrealized Appreciation	$140,843,014